Long Term Notes payable	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes Payable, Noncurrent [Abstract]
Notes payable

Note 5. Long-term Notes Payable

On December 30, 2013, we entered into a promissory note for $50,000 with a third party bearing interest at 5% per annum. Under the terms of the note payable, the Company is required to pay the note payable beginning on January 1, 2015 and over a period of 4 years. At December 31, 2015 and March 31, 2015, we owed the noteholder $41,280 and $48,150, respectively.

During the year ended March 31, 2015, we entered into a promissory note for $5,000 with a third party bearing interest at 5% per annum. Under the terms of the note payable, we are required to repay the note in twenty-six equal monthly installments beginning October 2014. At December 31, 2015 and March 31, 2015, we owed the noteholder $844 and $2,936, respectively.

Note 6. Long Term Notes Payable

On December 30, 2013, the Company entered into a promissory note for $50,000 with a third party bearing interest at 5% per annum. Under the terms of the note payable, the Company is required to pay the note payable beginning on January 1, 2015 and over a period of 4 years. At March 31, 2015 and March 31, 2014, the Company owed the noteholder $48,150 and $50,000, respectively.

During the year ended March 31, 2015, the Company entered into a promissory note for $5,000 with a third party bearing interest at 5% per annum. Under the terms of the note payable, the Company is required to repay the note in twenty-six equal monthly installments beginning in October 2014. At March 31, 2015 the Company owed the noteholder $2,936.